Industry Segments, Major Customers, Related Party Transactions and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Financial Information by Reportable Segment

The following tables provide summary financial information by reportable segment:

	Successor	Successor
	2013	2012
	(in millions)
Identifiable segment-related assets:
Wireless	$2,419.8	$2,460.2
Enterprise	1,495.1	1,490.8
Broadband	363.4	455.8

Total identifiable segment-related assets	4,278.3	4,406.8
Reconciliation to total assets:
Cash and cash equivalents	346.3	264.4
Deferred income tax asset	59.7	61.1
Deferred financing fees	49.8	61.0

Total assets	$4,734.1	$4,793.3

Summary of Net Sales and Operating Income (Loss), Depreciation and Amortization by Reportable Segment

The following table provides net sales, operating income (loss), depreciation, and amortization by reportable segment:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011	January 1 - January 14, 2011
		(in millions)
Net sales:
Wireless	$2,174.2	$1,917.1	$1,774.1	$52.5
Enterprise	827.9	846.5	881.6	23.1
Broadband	484.6	564.0	536.4	13.6
Inter-segment eliminations	(6.6)	(5.7)	(5.7)	(0.2)

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0

Operating income (loss):
Wireless (1)	$303.4	$106.7	$(213.4)	$(34.2)
Enterprise (2)	66.7	119.6	85.6	(12.6)
Broadband (3)	(40.4)	11.9	(6.9)	(6.9)

Consolidated operating income (loss)	$329.7	$238.2	$(134.7)	$(53.7)

Depreciation:
Wireless	$32.6	$44.3	$51.3	$1.9
Enterprise	12.4	13.3	14.1	0.6
Broadband	10.2	11.9	13.8	0.3

Consolidated depreciation	$55.2	$69.5	$79.2	$2.8

Amortization (4):
Wireless	$88.1	$90.7	$90.7	$3.4
Enterprise	68.4	66.6	63.8	0.2
Broadband	18.4	18.4	16.7	0.1

Consolidated amortization	$174.9	$175.7	$171.2	$3.7

(1)	Operating income includes net restructuring costs of $24.3 million, $21.9 million and $13.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, respectively. Operating income for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, includes asset impairment charges of $9.4 million, $40.9 million and $126.1 million, respectively.
(2)	Operating income includes net restructuring costs of $5.1 million, $0.3 million and $1.2 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively.
(3)	Operating income includes net restructuring costs(gains) of ($7.3) million, $0.8 million and $4.3 million for the year ended December 31, 2013, the year ended December 31, 2012 and the period January 15 – December 31, 2011, respectively. Operating income for 2013 includes asset impairment charges of $36.2 million.
(4)	Excludes amortization of deferred financing fees and original issue discount

Summary of Sales by Geographic Region, Based on Destination of Product Shipments

Sales by geographic region, based on the destination of product shipments, were as follows:

	Successor	Successor	Successor	Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	January 15 - December 31, 2011	January 1 - January 14, 2011
		(in millions)
United States	$1,903.0	$1,754.3	$1,638.2	$45.1
Europe, Middle East and Africa (EMEA)	711.5	692.4	701.5	14.4
Asia Pacific (APAC)	524.7	543.6	521.7	20.6
Central and Latin America	269.9	254.6	253.0	7.7
Canada	71.0	77.0	72.0	1.2

Consolidated net sales	$3,480.1	$3,321.9	$3,186.4	$89.0